CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2012	Jan. 31, 2012	Jan. 31, 2011
CONSOLIDATED BALANCE SHEETS
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	57,904,560	57,904,560
Convertible preferred stock, shares issued	0	56,930,194	56,730,194
Convertible preferred stock, shares outstanding	0	56,930,194	56,730,194
Convertible preferred stock, liquidation preference (in dollars)		$ 40,149,985	$ 40,149,985
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	0	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	106,511,960	106,511,960
Common stock, shares issued	95,619,042	23,092,407	19,079,759
Common stock, shares outstanding	95,619,042	23,092,407	19,079,759